Annual Total Returns[BarChart] - INVESCO SMALL CAP VALUE FUND - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(8.20%)	22.50%	44.26%	7.14%	(8.83%)	18.27%	18.28%	(25.29%)	32.05%	10.81%